Subsequent Events	3 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	18. SUBSEQUENT EVENTS Subsequent to March 31, 2026, the Group had the following significant events: • In April 2026, the lease agreement for docking locations in Germany (see Note 14) commenced.